Disclosures About Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis
The following fair value hierarchy table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2015
Assets
Cash equivalents	$40,313	$—	$—	$40,313
Cross-currency interest rate swap	—	6,741	—	6,741
Total Assets	$40,313	$6,741	$—	$47,054
Liabilities
Cross-currency interest rate swap	$—	$2,126	$—	$2,126
Long-term incentive plan	—	248	—	248
Total Liabilities	$—	$2,374	$—	$2,374